PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment
Property and equipment, gross	$ 15,996	$ 8,960
Less: Accumulated depreciation and amortization	(5,801)	(3,509)
Property and equipment, net	10,195	5,451
Depreciation expense	2,292	1,125	754
Estimated depreciation and amortization expenses from existing property and equipment
2013	2,950
2014	2,742
2015	2,138
2016	1,723
2017	642
Property and equipment, net	10,195	5,451
Equipment and office furniture
Property and Equipment
Property and equipment, gross	14,554	7,542
Motor vehicles
Property and Equipment
Property and equipment, gross	43	43
Software
Property and Equipment
Property and equipment, gross	262	261
Leasehold improvement
Property and Equipment
Property and equipment, gross	$ 1,137	$ 1,114